Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary Of Significant Accounting Policies
Schedule of revenue is disaggregated by major product

In the following table, revenue is disaggregated by major product line, geography, and timing of revenue recognition.

For the Year
Ended December 31, 2020
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$5,691,133	$115,237	$5,806,370
Equipment and Software	2,074,911	-	2,074,911
Managed Services	380,701	-	380,701
Professional Fees	362,375	-	362,375
Nexxis VoIP Services	696,576	-	696,576
Total Revenue	$9,205,696	$115,237	$9,320,933

For the Year
Ended December 31, 2019
	United States	International	Total
Infrastructure & Disaster Recovery/Cloud Service	$5,223,868	$213,816	$5,437,684
Equipment and Software	1,784,658	—	1,784,658
Managed Services	365,767	—	365,767
Professional Fees	411,475	—	411,475
Nexxis VoIP Services	484,024	—	484,024
Total Revenue	$8,269,792	$213,816	$8,483,608

For the Year
Ended December 31,
Timing of revenue recognition	2020	2019
Products transferred at a point in time	$2,817,987	$2,196,133
Products and services transferred over time	6,502,946	6,287,475
Total Revenue	$9,320,933	$8,483,608

Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the information needed to compute basic and diluted earnings per share for the years ended December 31, 2020 and 2019:

	December 31,
	2020	2019
Net Income (Loss) Available to Common Shareholders	$55,339	$(54,452)

Weighted average number of common shares - basic	128,526,267	128,156,678
Dilutive securities
Options	5,980,818	--
Warrants	133,334	--
Weighted average number of common shares - diluted	134,640,419	128,156,678

Earnings (Loss) per share, basic	$0.00	$0.00
Earnings (Loss) per share, diluted	$0.00	$0.00

Schedule of anti-dilutive income (loss) per share

The following table sets forth the number of potential shares of common stock that have been excluded from diluted net income (loss) per share net income (loss) per share because their effect was anti-dilutive:

	December 31,
	2020	2019
Options	2,325,168	8,425,824
Warrants	133,334	133,334
	2,458,502	8,425,824